N-2 $ in Millions	Nov. 20, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001504619
Amendment Flag	false
Securities Act File Number	814-00891
Document Type	8-K
Entity Registrant Name	PennantPark Floating Rate Capital Ltd.
Entity Address, Address Line One	1691 Michigan Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	786
Local Phone Number	297-9500
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On November 20, 2025, PSLF II SPV, LLC (the “Borrower”), a wholly-owned subsidiary of PennantPark Senior Secured Loan Fund II LLC (“PSSL II”), an unconsolidated joint venture of PennantPark Floating Rate Capital Ltd. (the “Company”), entered into a credit agreement (the “Credit Agreement”), by and among the Borrower, PennantPark Investment Advisers, LLC, as collateral manager (the “Collateral Manager”), the various lenders from time to time party thereto, Goldman Sachs Bank USA, as syndication agent, administrative agent and calculation agent, and Western Alliance Trust Company N.A., as collateral agent, collateral custodian and collateral administrator. In connection with the Credit Agreement, the lenders agreed to extend borrowings of up to $150 million (the “Facility Size”) to the Borrower.

Long Term Debt, Principal	$ 150
Long Term Debt, Structuring [Text Block]
In connection with the Credit Agreement, the Company entered into a
Non-Recourse
Carveout Guaranty Agreement (the “Guaranty”) with Goldman Sachs Bank USA. Pursuant to the Guaranty, the Company irrevocably and unconditionally guaranteed specified obligations arising from willful misconduct, fraud or misrepresentation under the transaction documents by any of the Borrower, PSSL II, the Company and their respective affiliates, directors, officers, employees and agents (each a “Sponsor Entity” and collectively, the “Sponsor Entities”); misappropriation or misuse of loan proceeds or collateral proceeds by or on behalf of any of the Sponsor Entities; improper asset transfers by the Borrower (or any subsequent borrower) for less than fair value; breaches of the Collateral Manager’s conflicts policy or certification; unauthorized liens or encumbrances on collateral; any covered impairment event; and the full amount of outstanding obligations if a bankruptcy or insolvency event is initiated or colluded in by a Sponsor Entity. A covered impairment event would occur when an impairment of collateral obligation arises (in whole or in part) from (1) the affiliation between the Borrower (or any subsequent borrower) and the obligor on that collateral obligation, or (2) willful or intentional actions taken by the applicable borrower entities, equity holder or collateral manager, in each case, where the impairment disadvantages the borrower’s rights relative to unaffiliated holders of the same collateral obligation. The amount guaranteed under the Guaranty is up to the Facility Size.